OTHER LONG TERM ASSETS	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS
Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2021	December 31, 2020
Capital improvements in progress	1,595	10,099
Collateral deposits on swap agreements	9,697	398
Value of acquired charter-out contracts, net	9,067	10,503
Long term receivables	—	—
Other	960	961
Total Other Long Term Assets	21,319	21,961

Capital improvements in progress comprise of advances paid and costs incurred in respect of vessel upgrades in relation to EGCS and BWTS on nine vessels (2020: 11 vessels). This is recorded in other long term assets until such time as the equipment is installed on the vessel, at which point it is transferred to "Vessels and equipment, net" or "Investment in sales-type leases and direct financing leases'. In the six months ended June 30, 2021, the Company transferred costs of $12.6 million in respect of six vessels to "Vessels and equipment, net". No costs were transferred to "Vessels under finance lease, net." in the six months ended June 30, 2021.

Collateral deposits exist on our interest rate, cross currency interest rate and currency swaps. Further amounts may be called upon during the term of the swaps, if interest rates or currency rates move adversely.
"Value of acquired charter-out contracts, net" is recognized in connection with the 2018 purchases of four container vessels, Thalassa Mana, Thalassa Tyhi, Thalassa Doxa and Thalassa Axia, with each vessel subject to pre-existing time charters. A value of $18.0 million was assigned to these charters on acquisition. During the six months ended June 30, 2021, the amortization charged to time charter revenue was $1.4 million (Six months ended June 30, 2020: $1.4 million).

Other long term assets previously included $1.9 million in receivables relate to loan notes due from third parties arising from the early termination of charters. Following the adoption of ASU 2016-13 from January 1, 2020, the Company recognized a credit loss provision totaling $1.9 million against this long term receivables balance thereby resulting in a net balance of $0.0 million at December 31, 2020. There was no movement to the foregoing during the six months ended June 30, 2021.